Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Taxation
Deferred tax asset	$ 41			$ 305
Unrecognized deferred tax asset resulting from loss carryforward	$ 41	$ 1,527	$ 1,440